UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 06/30/2025

Date of reporting period: 12/31/2024

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the IMS Capital Value Fund (the “Value Fund”) and the IMS Strategic Income Fund (the “Income Fund”), a series of the 360 Funds (the “registrant”), for the period ended December 31, 2024 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

IMS Capital Value Fund	SEMI-ANNUAL REPORT
Institutional Class (IMSCX) (Unaudited) December 31, 2024

This semi-annual report to shareholders contains important information of the IMS Capital Value Fund (the “Value Fund”) for the six month ended December 31, 2024 (the “Reporting Period”). You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at http://www.imsfunds.com. You can also request this information without charge by contacting the Fund at (877) 244-6235.

What were the Value Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$93	1.80%

How has the Value Fund performed during the past 10 years?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	21.38%	11.66%	9.13%
S&P 500® Total Return Index	25.02%	14.51%	13.09%

The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

How has the Value Fund changed?

The Value Fund did not have any material changes that occurred since the beginning of the Reporting Period.

What are some Value Fund statistics?

Fund Statistics
Total Net Assets	$52,528,789	Investment Advisory Fees Paid	$316,454
Number of Portfolio Holdings	34	Portfolio Turnover Rate	0.00%

IMS Capital Value Fund	SEMI-ANNUAL REPORT
Institutional Class (IMSCX) (Unaudited) December 31, 2024

What did the Value Fund invest in?

Sector Allocation (as a % of Portfolio)
Information Technology	28.67%	Industrials	8.10%
Communication Services	16.91%	Utilities	2.56%
Consumer Discretionary	16.55%	Consumer Staples	2.44%
Financials	12.98%	Energy	2.01%
Health Care	9.22%	Cash and Cash Equivalents	0.56%

Top Ten Holdings (as a % of Net Assets)
NVIDIA Corp.	10.23%	Microsoft Corp.	5.06%
Meta Platforms, Inc. – Class A	9.14%	Apple, Inc.	4.77%
Amazon.com, Inc.	6.08%	General Electric Co.	4.49%
Alphabet, Inc. – Class C	5.80%	Boeing Co.	3.61%
Wells Fargo & Co., Inc.	5.75%	Starbucks Corp.	3.43%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

IMS Strategic Income Fund	SEMI-ANNUAL REPORT
Institutional Class (IMSIX) (Unaudited) December 31, 2024

This semi-annual report to shareholders contains important information of the IMS Strategic Income Fund (the “Income Fund”) for the six months ended December 31, 2024 (the “Reporting Period”). You can find the Income Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at http://www.imsfunds.com. You can also request this information without charge by contacting the Fund at (877) 244-6235.

What were the Income Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	2.02%

How has the Income Fund performed during the past 10 years?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	0.42%	1.54%	(2.07)%
Bloomberg Barclays U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely used indicator of the bond market. The index is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade and has a greater number of securities than is found in the Income Fund’s portfolio.

The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

How has the Income Fund changed?

The Income Fund did not have any material changes that occurred since the beginning of the Reporting Period.

What are some Income Fund statistics?

Fund Statistics
Total Net Assets	$12,560,753	Investment Advisory Fees Paid	$15,588
Number of Portfolio Holdings	26	Portfolio Turnover Rate	69.42%

IMS Strategic Income Fund	SEMI-ANNUAL REPORT
Institutional Class (IMSIX) (Unaudited) December 31, 2024

What did the Income Fund invest in?

Security Type and Sector Allocation (as a % of Portfolio)
Corporate Bonds:		Common Stock:
Consumer Discretionary	23.99%	Health Care	1.84%
Communication Services	11.09%	Industrials	1.79%
Information Technology	7.32%	Financials	1.78%
Energy	6.64%	Energy	1.65%
Real Estate	4.82%	Structured Notes:
Financials	4.64%	Financials	15.71%
Health Care	3.77%	Government Bond	14.56%
Cash and Cash Equivalents	0.40%

Top Ten Holdings (as a % of Net Assets)
U.S. Treasury Bond (Government Bond)	14.60%	Navient Corp. (Corporate Bond)	4.65%
Staples, Inc. (Corporate Bond)	5.79%	Bank of Montreal (Structured Note)	4.60%
Royal Caribbean Cruises Ltd. (Corporate Bond)	5.28%	Ford Motor Co. (Corporate Bond)	4.40%
Service Properties Trust (Corporate Bond)	4.83%	Societe Generale SA (Structured Note)	4.29%
Mattel, Inc. (Corporate Bond)	4.71%	Paramount Global (Corporate Bond)	4.22%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Semi-Annual Financial Statements and Additional Information filed under Item 7 of this Form.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies:

IMS Capital Value Fund

IMS Strategic Income Fund

Semi-Annual Financial Statements and Other Information

December 31, 2024

Fund Adviser:

IMS Capital Management, Inc.

8995 S.E. Otty Road

Portland, OR 97086

Toll Free (800) 934-5550

IMPORTANT NOTE: The U.S. Securities and Exchange Commission (the “SEC”) adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the “Reports”). The Reports are now streamlined to highlight key information about the Funds. Certain information previously included in the Reports, including the Funds’ financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Other Information, delivered free of charge, and filed with the SEC.

IMS CAPITAL VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

COMMON STOCK - 99.48%	Shares	Value

Communication Services - 16.92%
Alphabet, Inc. - Class C	16,000	$3,047,040
Meta Platforms, Inc. - Class A	8,200	4,801,182
Verizon Communications, Inc.	26,000	1,039,740
		8,887,962
Consumer Discretionary - 16.56%
Amazon.com, Inc. (a)	14,560	3,194,318
Dutch Bros., Inc. - Class A (a)	33,100	1,733,778
Home Depot, Inc.	2,720	1,058,053
NIKE, Inc. - Class B	12,000	908,040
Starbucks Corp.	19,762	1,803,282
		8,697,471
Consumer Staples - 2.44%
Costco Wholesale Corp.	700	641,389
PepsiCo, Inc.	4,200	638,652
		1,280,041
Energy - 2.01%
Chevron Corp.	4,900	709,716
Exxon Mobil Corp.	3,200	344,224
		1,053,940
Financials - 12.99%
Bank of America Corp.	27,900	1,226,205
Charles Schwab Corp.	11,530	853,335
U.S. Bancorp	36,000	1,721,880
Wells Fargo & Co.	43,000	3,020,320
		6,821,740
Health Care - 9.22%
AbbVie, Inc.	7,600	1,350,520
Amgen, Inc.	3,000	781,920
Johnson & Johnson	6,500	940,030
Pfizer, Inc.	21,500	570,395
UnitedHealth Group, Inc.	2,379	1,203,441
		4,846,306
Industrials - 8.10%
Boeing Co. (a)	10,720	1,897,440
General Electric Co.	14,150	2,360,079
		4,257,519

IMS CAPITAL VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

COMMON STOCK - 99.48% (continued)	Shares	Value

Information Technology - 28.68%
Adobe, Inc. (a)	2,700	$1,200,636
Advanced Micro Devices, Inc. (a)	5,500	664,345
Apple, Inc.	10,000	2,504,200
Broadcom, Inc.	5,900	1,367,856
Intel Corp.	23,600	473,180
Microsoft Corp.	6,300	2,655,450
NVIDIA Corp.	40,000	5,371,600
QUALCOMM, Inc.	5,388	827,705
		15,064,972
Utilities - 2.56%
Hawaiian Electric Industries, Inc. (a)	50,700	493,311
NextEra Energy, Inc.	11,900	853,111
		1,346,422

TOTAL COMMON STOCK (Cost $31,165,893)		52,256,373

MONEY MARKET FUND - 0.56%
Federated Hermes Government Obligations Fund - Institutional Shares, 4.35% (b)	295,432	295,432

TOTAL MONEY MARKET FUND (Cost $295,432)		295,432

INVESTMENTS AT VALUE (Cost $31,461,325) - 100.04%		$52,551,805

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.04)%		(23,016)

NET ASSETS - 100.00%		$52,528,789

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at December 31, 2024, is subject to change and resets daily.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

COMMON STOCK - 7.08%	Shares	Value

Energy - 1.66%
Valero Energy Corp.	1,700	$208,403

Financials - 1.79%
Principal Financial Group, Inc.	2,900	224,489

Health Care - 1.84%
Johnson & Johnson	1,600	231,392

Industrials - 1.79%
Stanley Black & Decker, Inc.	2,800	224,812

TOTAL COMMON STOCK (Cost $988,532)		889,096

CORPORATE BONDS - 62.43%	Principal Amount

AT&T, Inc., 3.650%, due 09/15/2059	$650,000	431,675
Bausch Health Cos, Inc., 11.000%, Due 9/30/2028 - Canada (a)	500,000	475,000
Broadcom, Inc., 3.500%, due 02/15/2041 (a)	600,000	468,756
Corning, Inc., 5.450%, due 11/15/2079	500,000	452,848
Enterprise Products Operating LLC, 7.733%, due 08/16/2077 (b)	326,000	323,962
Ford Motor Co., 4.750%, due 01/15/2043	700,000	552,410
Mattel, Inc., 6.200%, due 10/01/2040	600,000	591,223
Navient Corp., 5.625%, due 08/01/2033	675,000	584,083
Nordstrom, Inc., 5.000%, due 01/15/2044	650,000	485,948
Occidental Petroleum Corp., 6.450%, due 09/15/2036	500,000	512,716
Paramount Global, 4.900%, due 08/15/2044	700,000	530,394
Royal Caribbean Cruises Ltd., 3.700%, due 03/15/2028 - Liberia	700,000	663,676
Service Properties Trust, 3.950%, due 01/15/2028	725,000	607,291
Staples, Inc., 10.750%, due 04/15/2027 (a)	750,000	727,500
Verizon Communications, Inc., 3.000%, due 11/20/2060	750,000	434,707

TOTAL CORPORATE BONDS (Cost $8,149,471)		7,842,189

IMS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

STRUCTURED NOTES - 15.75%	Principal Amount	Value

Bank of Montreal Callable Barrier Notes - Series G, 6.000%, due 07/17/2028 - Canada (b) (c) (h)	$600,000	$578,400
Citigroup Global Markets Holdings, Inc. Callable Range Accrual Notes, 0.000%, due 04/16/2035 (b) (d) (h)	190,000	147,592
Citigroup Global Markets Holdings, Inc., Callable Range Accrual Notes, 0.000%, due 03/18/2037 (b) (e) (h)	550,000	435,875
JPMorgan Chase Financial Co. LLC Callable Range Accrual Notes, 0.000%, due 02/26/2036 (b) (f) (h)	500,000	278,000
Societe Generale SA Callable Fixed to Floating Rate CMS and Index Linked Notes, 10.000%, due 10/29/2038 - France (b) (g) (h)	550,000	538,725

TOTAL STRUCTURED NOTES (Cost $2,375,417)		1,978,592

GOVERNMENT BOND - 14.60%

United States Treasury Bond, 4.125%, due 08/15/2053	2,055,000	1,833,364

TOTAL GOVERNMENT BOND (Cost $1,968,451)		1,833,364

MONEY MARKET FUND - 0.40%	Shares

Federated Hermes Government Obligations Fund - Institutional Shares, 4.35% (b)	49,985	49,985

TOTAL MONEY MARKET FUND (Cost $49,985)		49,985

INVESTMENTS AT VALUE (Cost $13,531,856) - 100.26%		$12,593,226

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.26%)		(32,473)

NET ASSETS - 100.00%		$12,560,753

Percentages are stated as a percent of net assets.

(a)  Security exempted from registration under Rule 144A of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional investors.

(b)  Variable rate security. Rate shown represents the rate in effect at December 31, 2024.

(c) The notes will pay a Contingent Coupon on each Contingent Coupon Payment Date at the Contingent Interest Rate of 1.50% per quarter (approximately 6.00% per annum) if the closing level of each of the NASDAQ 100® Index and the Russell 2000® Index (each, a “Reference Asset” and, collectively, the “Reference Assets”) Reference Asset on the applicable quarterly Observation Date is greater than its Coupon Barrier Level. However, if the closing level of any Reference Asset is less than or equal to its Coupon Barrier Level on an Observation Date, the notes will not pay the Contingent Coupon for that Observation Date.

(d) Contingent interest will accrue on the notes during each accrual period at 7.00% per annum only for each elapsed day during that accrual period on which the accrual condition is satisfied. The accrual condition will be satisfied on an elapsed day only if (i) the CMS spread is greater than the CMS spread barrier (meaning that CMS30 is greater than CMS2) on that day and (ii) the closing level of each underlying index, the Russell 2000® Index and Dow Jones Industrial AverageTM, on that day is greater than or equal to its accrual barrier level.

IMS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

(e) Contingent interest will accrue on the securities during each accrual period at the contingent rate of 13.000% only for each elapsed day during that accrual period on which the accrual condition is satisfied. The accrual condition will be satisfied on an elapsed day only if (i) the SOFR CMS spread is greater than or equal to the SOFR CMS spread barrier (meaning that SOFR CMS30 is greater than or equal to SOFR CMS2) on that day and (ii) the closing level of each underlying index, the EURO STOXX® Banks Index and the S&P 500® Index, on that day is greater than or equal to its accrual barrier level. Accordingly, the accrual of interest during each accrual period will be contingent on the SOFR CMS spread and the level of each underlying index.

(f) The interest rate during the Initial Interest Periods from the Original Issue Date of the notes and ending on but excluding February 26, 2022 shall be 9.00% per annum. After the Initial Interest Periods, interest will accrue for each other Interest Period, at a per annum rate equal to the Spread (the 30-Year ICE Swap Rate minus the 2-Year ICE Swap Rate) on the applicable Determination Date for such Interest Period multiplied by the Multiplier, provided that the Closing Level of each Index, the S&P 500® Index and EURO STOXX® 50 Index, on each Accrual Determination Date during such Interest Period is greater than or equal to its Minimum Index Level (for each Index, 70.00% of its Initial Value), and subject to the Maximum Interest Rate of 9.00% and the Minimum Interest Rate of 0.00%.

(g) The interest rate during the first five years is a fixed rate of 10.00% per annum and after the first five years to maturity or early redemption by the issuer, at the Variable Coupon Rate per annum described below, subject to the Maximum Coupon Rate of 10.00% per annum and the Minimum Coupon Rate of 0.00% per annum.  The Variable Coupon Rate for each Coupon Period will be linked to the Reference Rate for that period, which is the difference between the 30 Year USD SOFR ICE Swap Rate and 2 Year USD SOFR ICE
Swap Rate.

(h) This security is currently valued by the Adviser, as defined on page 13, using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee.  The aggregate value of such securities is $1,978,592 which represents 15.75% of net assets.

The following abbreviations are used in this portfolio:

CMS - Constant Maturity Swap

Ltd. - Limited

LLC - Limited Liability Corporation

SA - Societe Anonyme

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024 (Unaudited)

	IMS Capital Value Fund	IMS Strategic Income Fund
Assets:
Investments in securities:
At cost	$31,461,325	$13,531,856
At value	$52,551,805	$12,593,226
Receivables:
Interest	356	202,659
Dividends	38,653	—
Prepaid expenses	18,415	8,945
Total assets	52,609,229	12,804,830

Liabilities:
Payables:
Line of credit borrowings	—	218,420
Due to Adviser	55,260	2,738
Due to administrator, fund accountant and transfer agent	14,000	8,563
Accrued trustee fees	1,624	1,624
Accrued expenses	9,556	12,732
Total liabilities	80,440	244,077
Commitments and contingencies (a)
Net Assets	$52,528,789	$12,560,753

Net Assets consist of:
Paid-in capital	$30,923,612	$39,436,703
Total distributable earnings (accumulated deficit)	21,605,177	(26,875,950)
Total Net Assets	$52,528,789	$12,560,753

Shares outstanding (unlimited number of shares authorized, no par value)	1,498,726	6,282,838
Net asset value and offering price per share	$35.05	$2.00
Minimum redemption price per share (b)	$34.87	$1.99

(a) See Note 4 in the Notes to Financial Statements.

(b) A redemption fee of 0.50% will be assessed on shares of the Fund that are redeemed within 90 days of purchase.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2024 (Unaudited)

	IMS Capital Value Fund	IMS Strategic Income Fund
Investment income:
Dividends	$371,791	$95,351
Interest	2,628	348,347
Total investment income	374,419	443,698

Expenses:
Investment Adviser fees (a)	316,454	81,800
Accounting, administration and transfer agent fees and expenses (a)	75,294	44,040
Printing expenses	10,333	10,333
Interest expenses	10,278	4,247
Legal expenses	10,081	10,081
Trustee fees and expenses	8,571	8,571
Insurance expenses	7,609	2,185
Audit expenses	7,054	7,054
Miscellaneous expenses	5,733	4,847
Compliance fees (a)	5,042	5,042
Custodian expenses	4,789	4,285
Pricing expenses	3,579	9,483
Shareholder networking fees	3,025	857
Registration expenses	2,826	4,228
Total expenses	470,668	197,053
Plus: Expenses recouped (Less: fees waived/expenses reimbursed) by Adviser (a)	—	(66,212)
Net expenses	470,668	130,841

Net Investment Income (Loss)	(96,249)	312,857

Realized and unrealized gain (loss) on investment securities:
Net realized gain (loss) on investment securities	697,028	(223,458)
Change in unrealized appreciation on investment securities	2,133,877	27,669
Net realized and unrealized gain (loss) on investment securities	2,830,905	(195,789)

Net Increase in Net Assets Resulting from Operations	$2,734,656	$117,068

(a) See Note 4 in the Notes to Financial Statements.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2024
(Unaudited)
Increase (decrease) in cash:
Cash flows from operating activities:
Increase in net assets resulting from operations	$117,068
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Procceds received from Litigation/Reorganizations	1,918
Accretion of discount/Amortization of premium, net	(18,838)
Purchase of investment securities	(8,765,653)
Proceeds from disposition of investment securities	9,069,538
Purchase of short-term investment securities	(5,448,695)
Proceeds from disposition of short-term investment securities	5,448,695
Decrease in dividends and interest receivable	25,645
Decrease in prepaid expenses	1,596
Decrease in accrued expenses	(7,084)
Net unrealized appreciation on investment securities	(27,669)
Net realized loss on investment securities	223,458
Net cash provided by operating activities	619,979

Cash flows from financing activities:
Proceeds from loan	1,137,603
Payments on loan	(1,339,678)
Proceeds from Fund shares sold	139,205
Payment on Fund shares redeemed	(555,160)
Cash distributions paid	(1,949)
Net cash used for financing activities	(619,979)

Net increase in cash	$—

Cash:
Beginning of period	$—
End of period	$—

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of distributions of $430,673.

Interest paid by the Fund for outstanding balances on the line of credit amounted to $4,247.

See accompanying notes which are an integral part of these financial statements.

IMS CAPITAL VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2024	For the Year Ended June 30, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment loss	$(96,249)	$(156,427)
Net realized gain on investment securities	697,028	3,469,268
Change in unrealized appreciation on investment securities	2,133,877	9,588,687
Net increase in net assets resulting from operations	2,734,656	12,901,528

Distributions to shareholders from:
Distributable earnings	(2,817,541)	—
Total Distributions	(2,817,541)	—

Capital share transactions:
Proceeds from shares purchased	660,675	2,269,724
Reinvestment of distributions	2,815,791	—
Amount paid for shares redeemed	(2,183,465)	(4,625,561)
Proceeds from redemption fees	423	176
Net increase (decrease) in net assets from share transactions	1,293,424	(2,355,661)

Total Increase in Net Assets	1,210,539	10,545,867

Net Assets:
Beginning of year/period	$51,318,250	40,772,383

End of year/period	$52,528,789	$51,318,250

Capital Share Transactions
Shares purchased	17,962	77,481
Shares issued in reinvestment of distributions	78,151	—
Shares redeemed	(60,971)	(162,258)
Net increase (decrease) in capital shares	35,142	(84,777)

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2024	For the Year Ended June 30, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$312,857	$989,054
Net realized loss on investment securities	(223,458)	(2,422,324)
Change in unrealized appreciation on investment securities	27,669	2,204,364
Net increase in net assets resulting from operations	117,068	771,094

Distributions to shareholders from:
Distributable earnings	(432,622)	(843,030)
Total Distributions	(432,622)	(843,030)

Capital share transactions:
Proceeds from shares purchased	139,205	738,291
Reinvestment of distributions	430,673	833,397
Amount paid for shares redeemed	(555,175)	(617,891)
Proceeds from redemption fees	15	—
Net increase in net assets from share transactions	14,718	953,797

Total Increase (Decrease) in Net Assets	(300,836)	881,861

Net Assets:
Beginning of year/period	$12,861,589	11,979,728

End of year/period	$12,560,753	$12,861,589

Capital Share Transactions
Shares purchased	68,092	358,250
Shares issued in reinvestment of distributions	207,007	406,458
Shares redeemed	(266,299)	(297,662)
Net increase in capital shares	8,800	467,046

See accompanying notes which are an integral part of these financial statements.

IMS CAPITAL VALUE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year/period

	For the
	Six Months Ended		For the Years Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$35.06		$26.33	$20.28	$30.88	$22.50	$23.47

Investment Operations:
Net investment income (loss)	(0.06)		(0.11)	(0.22)	(0.30)	(0.18)	0.06
Net realized and unrealized gain (loss) on investments	2.02		8.84	6.27	(6.76)	9.13	0.21
Total from investment operations	1.96		8.73	6.05	(7.06)	8.95	0.27

Less Distributions to Shareholders:
From net investment income	—		—	—	—	(0.04)	—
From net realized capital gains	(1.97)		—	—	(3.54)	(0.53)	(1.24)
Total distributions	(1.97)		—	—	(3.54)	(0.57)	(1.24)

Paid in capital from redemption fees (a) (b)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Year/Period	$35.05		$35.06	$26.33	$20.28	$30.88	$22.50

Total Return (c)	5.45	%(e)	33.16%	29.83%	(26.27)%	40.16%	0.77%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$52,529		$51,318	$40,772	$34,078	$45,354	$31,243

Ratio of expenses to average net assets: (d)	1.80	%(f)	1.85%	1.96%	1.82%	1.85%	1.88%

Ratio of expenses to average net assets before recoupment, waiver and/or reimbursement: (d)	1.80	%(f)	1.84%	1.98%	1.82%	1.85%	1.88%

Ratio of net investment income (loss) to average net assets: (d)	(0.37	)%(f)	(0.35)%	(0.87)%	(1.10)%	(0.69)%	0.26%
Ratio of net investment income (loss) to average net assets before recoupment, waiver and/or reimbursement: (d)	(0.37	)%(f)	(0.34)%	(0.89)%	(1.10)%	(0.69)%	0.26%

Portfolio turnover rate	0.00	%(e)	20.76%	22.21%	37.16%	79.58%	263.64%

(a)	The average shares method was used to calculate redemption fees.
(b)	Represents less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The ratios include 0.04% of interest expense during the six months ending December 31, 2024, 0.01% during the years ended June 30, 2024, June 30, 2023, June 30, 2021 and June 30, 2020 and 0.002% during the year ended June 30, 2022.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND;

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year/period

	For the
	Six Months Ended		For the Years Ended
	December 31, 2024		June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$2.05		$2.06		$2.08	$2.78	$2.30	$2.61

Investment Operations:
Net investment income	0.05		0.16		0.15	0.18	0.15	0.15
Net realized and unrealized gain (loss) on investments	(0.03)		(0.03)		(0.02)	(0.71)	0.49 (a)	(0.31	)(a)
Total from investment operations	0.02		0.13		0.13	(0.53)	0.64	(0.16)

Less Distributions to Shareholders:
From net investment income	(0.07)		(0.14)		(0.15)	(0.17)	(0.16)	(0.15)
Total distributions	(0.07)		(0.14)		(0.15)	(0.17)	(0.16)	(0.15)

Paid in capital from redemption fees (b)	0.00	(c)	0.00	(c)	0.00 (c)	—	—	0.00	(c)

Net Asset Value, End of Year/Period	$2.00		$2.05		$2.06	$2.08	$2.78	$2.30

Total Return (d)	0.89	%(f)	6.53	%(e)	6.42%	(20.06)%	28.53%	(6.31)%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$12,561		$12,862		$11,980	$11,713	$15,188	$11,742

Ratio of expenses to average net assets: (e)	2.02	%(g)	1.99%		1.98%	1.96%	1.95%	1.96%

Ratio of expenses to average net assets before waiver & reimbursement: (e)	3.04	%(g)	2.99%		3.20%	2.77%	2.87%	3.62%

Ratio of net investment income to average net assets: (e)	4.82	%(g)	8.01%		6.97%	6.85%	5.88%	6.58%
Ratio of net investment income to average net assets before waiver & reimbursement: (e)	3.80	%(g)	7.01%		5.76%	6.03%	4.96%	4.92%

Portfolio turnover rate	69.42	%(f)	530.27%		493.36%	477.02%	531.13%	390.29%

(a)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net assets value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of subscriptions and redemptions in relation to fluctuating market values.
(b)	The average shares method was used to calculate redemption fees.
(c)	Represents less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(e)	The ratios include 0.07% of interest expense during the six months ended December 31, 2024, 0.04% during the year ended June 30, 2024, 0.03% for the year ended June 30, 2023, 0.01% for the year ended June 30, 2022, 0.002% for the year ended June 30, 2021 and 0.01% for the year ended June 30, 2020.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2024 (Unaudited)

NOTE 1. ORGANIZATION

The IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”) and the IMS Strategic Income Fund (the “Income Fund”), were each organized as a diversified series of 360 Funds (the “Trust”) on June 20, 2014. The Trust was organized on February 24, 2005, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The investment objective of the Value Fund is to provide long-term growth from capital appreciation and secondarily, income from dividends. The investment objective of the Income Fund is to provide current income and secondarily, capital appreciation. The investment adviser of each Fund is IMS Capital Management, Inc. (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

Management has evaluated the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2022, June 30, 2023 and June 30, 2024) and expected to be taken during the year ended June 30, 2025, and has concluded that no provision for income tax is required in these financial statements. As of and during the six months ended December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six months ended December 31, 2024, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2020.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board of Trustees (the “Board”).

Security Transactions and Related Income – Each Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITS) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2024 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Dividends and Distributions – The Income Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. The Value Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values (“NAV”) per share of the Funds.

For the six months ended December 31, 2024, the Funds made no reclassifications to increase (decrease) the components of net assets.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2024 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange. A description of the valuation techniques applied to each Fund’s major categories of assets measured at fair value on a recurring basis follows:

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.

Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, municipal bonds, structured notes and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 2 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Valuation Committee, defined below. These securities will be categorized as Level 3 securities. The Adviser has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The SEC adopted Rule 2a-5 under the 1940 Act, which established an updated regulatory framework for registered investment company fair valuation practices. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2024 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

The following is a summary of the inputs used to value the Value Fund’s investments as of December 31, 2024:

	Valuation Inputs
Investments at Value	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stock*	$52,256,373	$—	$—	$52,256,373
Money Market Securities	295,432	—	—	295,432
Total	$52,551,805	$—	$—	$52,551,805

* Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used to value the Income Fund’s investments as of December 31, 2024:

	Valuation Inputs
Investments at Value	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stock*	$889,096	$—	$—	$889,096
Corporate Bonds	—	7,842,189	—	7,842,189
Government Bonds		1,833,364	—	1,833,364
Structured Notes	—	—	1,978,592	1,978,592
Money Market Securities	49,985	—	—	49,985
Total	$939,081	$9,675,553	$1,978,592	$ 12,593,226

* Refer to the Schedule of Investments for industry classifications.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2024 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund and the Income Fund did not hold any derivative instruments during the reporting period. The Value Fund and the Income Fund recognize transfers between fair value hierarchy levels at the end of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2024	Realized gain (loss)	Amortization	Change in unrealized appreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2024
Structured Notes	$1,918,307	$—	$527	$59,758	$—	$—	$—	$—	$1,978,592
Total	$1,918,307	$—	$527	$59,758	$—	$—	$—	$—	$1,978.592

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of December 31, 2024:

	Quantitative information about Level 3 fair value measurements
	Fair value at 12/31/2024	Valuation technique(s)	Unobservable input	Range
Structured Notes	$1,978,592	Vendor Pricing	Broker quotes (1)	$55.60–$97.95

(1) A significant increase in this input in isolation would result in a significantly higher fair value measurement. Unobservable inputs from the broker quotes were not included because the Income Fund does not develop the quantitative inputs and they are not readily available.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2024 was $59,758 as shown below.

Total Change in Unrealized Appreciation
Structured Notes	$59,758
Total	$59,758

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as investment adviser to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.

The Adviser has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with GAAP, acquired funds fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the 1940 Act) to not more than 1.95% through at least October 31, 2025. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years from the date of the waiver or reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of repayment. Before October 31, 2025, the agreement cannot be terminated without approval by the Funds’ Board.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2024 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

Under the terms of the Advisory Agreement, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly. Please see the chart below for information regarding the management fee rates, management fees earned, fee waivers and recoupments, and expenses reimbursed during the six months ended December 31, 2024, as well as amounts due to the Adviser at December 31, 2024.

	Value Fund	Income Fund
Management fee under Advisory Agreement (as a percentage of average net assets)	1.21%	1.26%
Expense limitation (as a percentage of average net assets)	1.95%	1.95%
Management fees earned	$316,454	$81,800
Expenses recouped (fees waived and expenses reimbursed)	$—	$(66,212)
Payable to Adviser	$55,260	$2,738

The amounts subject to repayment by the Funds pursuant to the aforementioned conditions, are as follows:

Fund	Amount	Expires June 30,
Income Fund	$115,814	2025
Income Fund	$143,567	2026
Income Fund	$123,337	2027
Income Fund	$66,212	2028

The Trust has entered into an Investment Company Services Agreement (the “Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; and (j) maintaining shareholder account records.

For the six months ended December 31, 2024, the Funds accrued servicing fees, including out of pocket expenses, as follows:

Fund	Service Fees
Value Fund	$75,294
Income Fund	$44,040

The Funds have also entered into a CCO Service Agreement (the “CCO Agreement”) with M3Sixty to provide Chief Compliance Officer (“CCO”) services to the Funds. For the six months ended December 31, 2024, the Funds accrued CCO servicing fees as follows:

Fund	CCO Service Fees
Value Fund	$5,042
Income Fund	$5,042

Certain officers and a Trustee of the Trust are also employees and officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Funds for the six months ended December 31, 2024.

The Distributor is not affiliated with the Adviser. The Distributor is an affiliate of M3Sixty.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

 December 31, 2024 (Unaudited)

NOTE 5. LINE OF CREDIT

During the six months ended December 31, 2024, each Funds respectively entered into an agreement with The Huntington National Bank, the custodian of the Funds’ investments, to open secured lines of credit secured by the Funds’ investments. Borrowings under this agreement bear interest at secured overnight financing rate (”SOFR”) plus 1.500%. Maximum borrowings for each Fund are lesser of $2,000,000 or 10% of the Fund’s daily investments at value. Total borrowings for the Funds cannot exceed $2,000,000 at any time. The current agreement expires on September 1, 2025. Borrowing information as-of and during the six months ended December 31, 2024 were as follows:

	Value Fund	Income Fund
Maximum available bank line of credit as of December 31, 2024	$2,000,000	$1,259,323
Average borrowings for the period	$522,746	$262,162
Average interest rate for the period	6.346%	6.527%
Highest balance drawn during the period	$1,093,401	$451,915
Interest rate at December 31, 2024	6.124%	6.124%
Line of credit borrowing at December 31, 2024	$—	$218,420

NOTE 6. INVESTMENTS

For the six months ended December 31, 2024 purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Value Fund	Income Fund
Purchases	$—	$8,765,653
Sales	$1,992,982	$9,069,538

The Funds had no U.S. Government security transactions during the six months ended December 31, 2024.

As of December 31, 2024, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund
Gross Appreciation	$22,512,985	$77,405
Gross (Depreciation)	(1,422,505)	(1,016,035)
Net Appreciation (Depreciation) on Investments	$21,090,480	$(938,630)
Tax Cost	$31,461,325	$13,531,856

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, NFS LLC (“NFS”) and Charles Schwab & Co., Inc. (“Schwab”) held, for the benefit of their customers, greater than 25% of the Funds’ voting securities. As a result, both NFS and Schwab may be deemed to control the Funds. The percentages of voting securities of the Funds held by NFS and Schwab as of December 31, 2024 were as follows:

	Value Fund	Income Fund
NFS	37.12%	36.24%
Schwab	43.46%	57.60%

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2024 (Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

Value Fund – For the six months ended December 31, 2024, the Value Fund paid capital gain distributions totaling $1.975 per share and for the year ended June 30, 2024, the Value Fund paid no distributions.

The tax characterization of distributions for the six months ended December 31, 2024, were as follows:

Distributions paid from:	Six Months Ended December 31, 2024
Ordinary Income	$652,807
Long-Term Capital Gains	2,164,734
Total Distributions paid	$2,817,541

Income Fund – For the six months ended December 31, 2024, the Income Fund paid monthly distributions totaling $0.070 per share and for the year ended June 30, 2024, the Income Fund paid monthly distributions totaling $0.140 per share.

The tax characterization of distributions for the six months ended December 31, 2024 and for the fiscal year ended June 30, 2024, were as follows:

Distributions paid from:	Six Months Ended December 31, 2024	Fiscal Year Ended June 30, 2024
Ordinary Income	$432,622	$843,030
Total Distributions paid	$432,622	$843,030

The Funds’ distributable earnings are determined only at fiscal year end. As of June 30, 2024, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Value Fund	Income Fund
Undistributed net investment income	$652,807	$146,024
Deferred capital and other losses	(86,082)	(268,499)
Accumulated realized capital gains (losses)	2,164,734	(25,471,622)
Net unrealized appreciation (depreciation)	18,956,603	(966,299)
	$21,688,062	$(26,560,396)

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For disclosure purposes, these deferrals are included in “Deferred capital and other losses” above.

As of June 30, 2024, deferred capital and other losses noted above consist of:

	Post-October Capital Losses	Late Year Ordinary Losses
Value Fund	$—	$86,082
Income Fund	268,499	—

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2024 (Unaudited)

NOTE 9. CAPITAL LOSS CARRYFORWARDS

At June 30, 2024, for federal income tax purposes, the Funds have capital loss carryforwards, in the following amounts:

	Value Fund	Income Fund
No expiration – short-term	$—	$8,240,491
No expiration – long-term	—	17,231,131
	$—	$25,471,622

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. During the year ended June 30, 2024, the Value Fund utilized $86,071 of long-term capital loss carryforwards and the Income Fund did not utilize any capital loss carryforwards.

NOTE 10. STRUCTURED NOTES

The Income Fund invests in certain structured products, including interest rate or index-linked notes. These structured notes are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer. It is impossible to predict whether the referenced factor (such as an index or interest rate) or prices of the underlying securities will rise or fall. The actual trading prices of structured notes may be significantly different from the principal amount of the notes. If the Fund sells the structured notes prior to maturity, it may lose some of its principal. At final maturity, structured notes may be redeemed in cash or in kind, which is at the discretion of the issuer. If the notes are redeemed in kind, the Fund would receive shares of stock at a depressed price. In the case of a decrease in the value of the underlying asset, the Fund would receive shares at a value less than the original amount invested; while an increase in the value of an underlying asset will not increase the return on the note.

At December 31, 2024, the aggregate value of such securities amounted to $1,978,592 or 15.75% of the net assets of the Income Fund.

NOTE 11. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Valuation Designee, subject to oversight by the Board. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2024 (Unaudited)

NOTE 11. RESTRICTED SECURITIES (continued)

At December 31, 2024, the aggregate value of such securities amounted to $1,671,256 or 13.31% of the net assets of the Income Fund.

	Acquisition Date		Principal Amount	Amortized Cost	Value
Bausch Health Cos., Inc., 11.000%, Due 09/30/2028, 144A	12/19/2024		$500,000	$482,627	$475,000
Broadcom, Inc., 3.50%, due 02/15/2041, 144A	5/23/2023		600,000	448,722	468,756
Staples, Inc., 10.75%, due 04/15/2027, 144A	4/12/2021	(a)	750,000	749,343	727,500
				$1,680,692	$1,671,256

(a)	Additional purchases were made on 6/3/2021 and 12/29/2021.

NOTE 12. SUBSEQUENT EVENTS

On January 15, 2025, the Income Fund declared a dividend of $62,800, which was paid on January 15, 2025.

On February 18, 2025 the Income Fund declared a dividend of $57,171, which was paid on February 18, 2025.

Management has evaluated subsequent events through the issuance of the financial statements and has noted no other such events that would require disclosure.

NOTE 13. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

NOTE 14. REGULATORY UPDATES

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets’ treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments became effective in December 2023. Fund groups with net assets of $1 billion or more will have 24 months to comply with the amendments, and fund groups with net assets of less than $1 billion will have 30 months to comply. Management has determined that the Value Fund will be impacted by the rule, and it has been determined that the Value Fund will adopt an 80% policy.

IMS FAMILY OF FUNDS

OTHER INFORMATION

December 31, 2024 (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You can find the Funds’ prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at http://www.imsfunds.com. You may call toll-free at (877)244-6235 to request a copy of the SAI or to make shareholder inquiries.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 244-6235; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (877) 244-6235; and on the SEC’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. For the six months ended December 31, 2024, certain distributions paid by the Funds may be subject to a maximum tax rate of 20%. The Value Fund and Income Fund intend to designate up to a maximum amount of $2,817,541 and $432,622, respectively, as taxed at a maximum rate of 20%.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2025 to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their own tax advisors.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

IMS Capital Management, Inc.

8995 S.E. Otty Road,

Portland, OR 97086

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait Weller & Baker, LLP

Two Liberty Place

50 South 16th Street

Suite 2900

Philadelphia, PA 19102-2529

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

CUSTODIAN BANK

Huntington National Bank
41 South Street
Columbus, OH 43125

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with Accountants on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the six months ended December 31, 2024.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Funds are within Item 7. Statements of Operations as Trustee fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

N/A

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable

ITEM 19.	EXHIBITS

(a)(1)	Not Applicable.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable.

(a)(4)	Not Applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/	Randy Linscott
By:	Randy Linscott
Principal Executive Officer

Date:	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/	Randy Linscott
By:	Randy Linscott
Principal Executive Officer

Date:	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/	Larry E. Beaver, Jr.
By:	Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer

Date:	March 5, 2025